Short-term Investments	12 Months Ended
Dec. 31, 2019
Short-term Investments
Short-term investments

6. Short-term Investments

	December 31,
	2019	2018
	(in US$’000)
Bank deposits maturing over three months (note)
Denominated in:
US$	73,986	214,538
HK$	22,025	377
	96,011	214,915

Note: The weighted average effective interest rate on bank deposits for the years ended December 31, 2019 and 2018 was 2.65% per annum and 2.18% per annum respectively (with maturities ranging from 91 to 129 days and 91 to 100 days respectively).